May 5, 2014

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:   Penn Mutual Variable Annuity Account III: (File Nos. 333-39804 and 811-03457)

Ladies and Gentlemen:

On behalf of our client, Penn Mutual Variable Annuity Account III and The Penn Mutual Life Insurance Company, we hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 16 to the Registration Statement for Penn Mutual Variable Annuity Account III (File Nos. 333-39804 and 811-03457), which was electronically filed with the U.S. Securities and Exchange Commission via EDGAR Accession Number 0001193125-14-149113 on April 18, 2014.

Please do not hesitate to contact me at 202.373.6173 or Michael Berenson at 202.373.6036 should you have any questions.

Sincerely,

/s/ Christopher D. Menconi

Christopher D. Menconi